FINANCIAL RISK MANAGEMENT (Assumed Financial Exposure to Currency Risk) (Details) - Dec. 31, 2023 - Currency risk R$ in Millions, $ in Millions	USD ($)	BRL (R$)
US dollar ($) | US dollar ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	$ 0
US dollar ($) | EU euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	97
US dollar ($) | Argentine peso (ARS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(135)
US dollar ($) | Mexican peso (MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(313)
US dollar ($) | Brazilian real (BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	59
US dollar ($) | Colombian peso (COP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	(20)
US dollar ($) | Yenes (JPY)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	115
US dollar ($) | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | $	$ (2)
Brazilian real (BRL) | US dollar ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		R$ (469)
Brazilian real (BRL) | EU euro (EUR)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
Brazilian real (BRL) | Argentine peso (ARS)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
Brazilian real (BRL) | Mexican peso (MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
Brazilian real (BRL) | Brazilian real (BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
Brazilian real (BRL) | Colombian peso (COP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
Brazilian real (BRL) | Yenes (JPY)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		0
Brazilian real (BRL) | Other currencies
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic | R$		R$ 0